Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 22,546	$ 13,486	$ 7,728
Accounts receivable, net	117,884	148,627	115,478
Inventory	75,888	86,622	79,587
Prepaid expenses and other current assets	16,935	11,904	21,727
Total current assets	233,253	260,639	224,520
Property and equipment, net	42,863	44,296	40,438
Operating lease right-of-use assets	33,102
Goodwill	125,152	116,078	114,162
Intangible assets, net	233,018	233,645	250,649
Deferred tax asset	21,126	7,407	51
Other assets	4,475	4,275	4,258
Total assets	692,989	666,340	634,078
Current liabilities:
Line of credit	22,456	20,000	10,801
Current portion long-term debt, net of unamortized discount	10,605	10,593	7,928
Current portion of operating lease liabilities	7,839
Accounts payable	25,753	36,130	53,428
Income taxes payable	5,441	4,492	2,268
Accrued royalties	28,359	39,020	25,546
Accrued expenses and other current liabilities	25,572	33,015	30,669
Current portion of contingent consideration			2,500
Total current liabilities	126,025	143,250	133,140
Long-term debt, net of unamortized discount	214,045	216,704	215,170
Operating lease liabilities, net of current portion	29,663
Deferred tax liability	23	5	512
Liabilities under tax receivable agreement, net of current portion	23,293	6,504
Deferred rent and other long-term liabilities	5,558	6,623	3,964
Commitments and contingencies
Stockholders' equity:
Additional paid-in-capital	165,954	146,154	129,066
Accumulated other comprehensive income	104	(167)	806
Retained earnings	10,912	8,717	1,254
Total stockholders' equity attributable to Funko, Inc.	176,975	154,708	131,130
Non-controlling interests	117,407	138,546	150,162
Total stockholders' equity	294,382	293,254	281,292
Total liabilities and stockholders' equity	692,989	666,340	634,078
Class A Common Stock [Member]
Stockholders' equity:
Common stock, par value	3	2	2
Total stockholders' equity	3	2	2
Class B Common Stock [Member]
Stockholders' equity:
Common stock, par value	2	2	2
Total stockholders' equity	$ 2	$ 2	$ 2